INVESTMENT SECURITIES, RELATED PARY (Details 1) - Zander Therapeutics [Member] - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2022
Common Stock [Member]
Investment Securities, Basis	$ 5,741	$ 5,741	$ 5,741	$ 5,741
Investment Securities, Fair Value	87,608	87,608	87,608	87,608
Investment Securities, Total Unrealized Gain	81,867	81,867	81,867	81,867
Investment Securities, net Unrealized Gain or (Loss) realized	0	0	0	0
Series M Preferred Stock [Member]
Investment Securities, Basis	13,124	13,124	13,124	13,124
Investment Securities, Fair Value	134,971	134,971	134,971	134,971
Investment Securities, Total Unrealized Gain	121,847	121,847	121,847	121,847
Investment Securities, net Unrealized Gain or (Loss) realized	$ 1	$ 0	$ 0	$ 1